SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 Number_of_Segments
Segment Reporting [Abstract]
Number of Reportable Segments	3